Guarantees and commitments	3 Months Ended
Jun. 30, 2012
Guarantees and commitments
Guarantees and commitments
Note 24 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, securities lending indemnifications, derivatives and other guarantees.

> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2011 for a detailed description of guarantees.

Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q12 (CHF million)

Credit guarantees and similar instruments	3,187	13,875	17,062	16,638		134	2,243

Performance guarantees and similar instruments	5,097	4,650	9,747	8,881		69	3,344

Securities lending indemnifications	14,027	0	14,027	14,027		0	14,027

Derivatives [2]	21,171	10,707	31,878	31,878		1,588	–	[3]

Other guarantees	4,396	1,148	5,544	5,519		3	2,967

Total guarantees	47,878	30,380	78,258	76,943		1,794	22,581

4Q11 (CHF million)

Credit guarantees and similar instruments	3,273	4,075	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	4,706	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	23,800	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	1,003	4,975	4,939		4	2,268

Total guarantees	55,441	33,584	89,025	87,344		3,777	23,109

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 was CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2012 to June 30, 2013, the Group’s share in the deposit insurance guarantee program based on FINMA’s estimate will be stable at CHF 0.7 billion.

PAF2 transaction
The Group’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Group. In 1Q12, the Group entered into the PAF2 transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Group, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Group and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The Group has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The Group also has a credit support facility with this entity that requires the Group to provide funding to it in certain circumstances. Under the facility, the Group may be required to fund payments or costs related to amounts due by the entity under the CDS, and any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Group. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. The transaction overall is a four-year transaction, but can be extended to nine years. The Group has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2012 by counterparty type, the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 2Q12, 1Q12 and 6M12, and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.4

Non-agency securitizations	129.7	[2]

Total	160.3

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 29.6 billion as of the end of 2Q12. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q12 is attributable to borrower payments of USD 83.7 billion and losses of USD 16.4 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	2Q12					1Q12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	50	437	762	1,249		68	432	243	743

New claims	25	14	242	281		11	8	535	554

Claims settled through repurchases	(2)	0	(3)	(5)	[1]	(1)	0	(2)	(3)	[1]

Other settlements	(2)	(1)	(6)	(9)	[2]	(2)	0	(2)	(4)	[2]

Total claims settled	(4)	(1)	(9)	(14)		(3)	0	(4)	(7)

Claims rescinded	0	(2)	0	(2)		(26)	(3)	0	(29)

Transfers to/from arbitration and litigation, net [3]	0	0	(144)	(144)		0	0	(12)	(12)

Balance at end of period	71	448	851	1,370		50	437	762	1,249

1 Settled at a repurchase price of USD 6 million and USD 3 million in 2Q12 and 1Q12, respectively. 2 Settled at USD 7 million and USD 3 million in 2Q12 and 1Q12, respectively. 3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)
	6M12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743

New claims	36	22	777	835

Claims settled through repurchases	(3)	0	(5)	(8)	[1]

Other settlements	(4)	(1)	(8)	(13)	[2]

Total claims settled	(7)	(1)	(13)	(21)

Claims rescinded	(26)	(5)	0	(31)

Transfers to/from arbitration and litigation, net [3]	0	0	(156)	(156)

Balance at end of period	71	448	851	1,370

1 Settled at a repurchase price of USD 9 million. 2 Settled at USD 10 million. 3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
	2Q12	1Q12	6M12

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	49	59	59

Increase/(decrease) in provisions, net	20	(4)	16

Realized losses [2]	(13)	(6)	(19)

Balance at end of period [3]	56	49	56

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations.

Realized losses from repurchase of residential mortgage loans sold
in	2Q12		1Q12		2Q11	6M12		6M11

Realized losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	(13)	[1]	(6)	[1]	0	(19)	[1]	(3)	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to non-agency securitizations and government-sponsored enterprises. 2 Primarily related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 28 – Litigation” for further information.
Repurchase claims on residential mortgage loans sold that are, or become during the reporting period, subject to arbitration or litigation proceedings, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.

> Refer to “Disposal-related contingencies and other indemnifications” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2011 for a description of these guarantees.

Other commitments
Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, loan commitments, forward reverse repurchase agreements and other commitments.
> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2011 for a detailed description of guarantees.

Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

2Q12 (CHF million)

Irrevocable commitments under documentary credits	4,536	37	4,573		4,366		1,621

Loan commitments	155,309	65,141	220,450	[2]	215,446		147,108

Forward reverse repurchase agreements	47,775	0	47,775		47,775		47,775

Other commitments	1,838	1,807	3,645		3,645		253

Total other commitments	209,458	66,985	276,443		271,232		196,757

4Q11 (CHF million)

Irrevocable commitments under documentary credits	5,644	43	5,687		5,207		2,372

Loan commitments	157,701	62,859	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	28,885		28,885		28,885

Other commitments	1,457	2,151	3,608		3,608		33

Total other commitments	193,687	65,053	258,740		253,043		175,568

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 134,826 million and CHF 138,051 million of unused credit limits as of the end of 2Q12 and 4Q11, respectively, which were revocable at the Group's sole discretion upon notice to the client.

In November 2007, Credit Suisse Brazil, a wholly owned subsidiary of Credit Suisse AG, acquired a majority interest (50% plus one share) in Hedging-Griffo and entered into option arrangements in respect of the remaining equity interests in Hedging-Griffo. In 2Q12, the Group acquired the remaining equity interests in Hedging-Griffo as contemplated under the existing option arrangements at a final purchase price of BRL 1,248 million (CHF 584 million), gaining full control and ownership of Hedging-Griffo.

> Refer to “Note 3 – Business developments and subsequent events” for further information.